Other receivables	9 Months Ended
Sep. 30, 2020
Other receivables
Other receivables

Note 13 - Other receivables

DKK thousand	September 30, 2020	December 31, 2019

VAT	7,265	5,437
Other	1,925	2,498
Total other receivables	9,190	7,935

Other receivables is mainly related to VAT receivables in Denmark.